Summary of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty, total impairment losses	$ 244,000			$ 1,386,000
Fair Value, Measurements, Nonrecurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty, written down	84,000
Prepaid licensing and royalty, total impairment losses	$ 244,000
Cost method investment, carrying amount		$ 52,000
Cost method investment, written down		0
Cost method investment, impairment charges		$ 52,000	[1]		$ 52,000

[1]	Impairment losses on certain cost method investments which were determined to be impaired: In 2017, certain cost method investment with carrying amounts of $52 thousand was considered fully impaired as it has incurred consecutive losses but unable to reduce cash burn, and thus its cash was expected to be depleted within months. Therefore it was fully written down to zero, resulting in an impairment charge of $52 thousand. The impairment charges are included in non-operating expenses within “impairment loss on marketable securities and investments” in the consolidated statements of operations.